UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         11/08/2010
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   2

     Form 13F Information Table Entry Total:            157

     Form 13F Information Table Value Total:   $    511,521
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
3M Company                              COM           88579Y101      112    1290   SH      Defined         1 2   1290
3M Company                              COM           88579Y101      173    2000   SH      Other                                2000
Abbott Laboratories                     COM           002824100      965   18476   SH      Defined         1 2  18476
Abbott Laboratories                     COM           002824100      235    4500   SH      Other                                4500
Alcon Inc                               COM SHS       H01301102      250    1500   SH      Other                                1500
American Natl Ins Common                COM           028591105      304    4000   SH      Defined         1 2   4000
American Natl Ins Common                COM           028591105      661    8700   SH      Other                                8700
American Tower Corp                     CL A          029912201      513   10000   SH      Other                               10000
Amgen Inc Com                           COM           031162100      479    8690   SH      Defined         1 2   8690
Anadarko Pete Corp Common               COM           032511107      285    5000   SH      Other                                5000
Ansys Inc.                              COM           03662Q105      374    8842   SH      Defined         1 2   8842
Apple Computer Inc                      COM           037833100     2918   10283   SH      Defined         1 2  10283
Apple Computer Inc                      COM           037833100      227     800   SH      Other                                 800
AT & T Inc                              COM           00206R102      363   12682   SH      Defined         1 2  12682
Avon Products Inc.                      COM           054303102      225    7000   SH      Other                                7000
Berkshire Hathaway Class B New          CL B NEW      084670702      178    2150   SH      Defined         1 2   2150
Berkshire Hathaway Class B New          CL B NEW      084670702      413    5000   SH      Other                                5000
BP Amoco Plc                            SPONSORED ADR 055622104      430   10440   SH      Defined         1 2  10440
Buckeye Partners LP                     UNIT LTD PTN  118230101    14945  235358   SH      Defined         1 2 235358
Canadian Nat Res Ltd Common             COM           136385101      692   20000   SH      Other                               20000
Chesapeake Midstream Partners, Inc. LP  UNIT 99/99/99 16524K108     6707  265185   SH      Defined         1 2 265185
Chevron Corp                            COM           166764100     1019   12569   SH      Defined         1 2  12569
Chipotle Mexican Grill                  COM           169656105      258    1500   SH      Other                                1500
Cigna Corp.                             COM           125509109      498   13920   SH      Defined         1 2  13920
Cisco Systems Inc.                      COM           17275R102      438   19995   SH      Defined         1 2  19995
Cisco Systems Inc.                      COM           17275R102      219   10000   SH      Other                               10000
Citigroup Inc. TangDivEnh               UNIT          172967416      236    2000   SH      Other                                2000
Claymore/AlphaShares China Small Cap    CHINA SML CAP 18383Q853    13790  456173   SH      Defined         1 2 456173
CNA Finl Corp Common                    COM           126117100      280   10000   SH      Defined         1 2  10000
CNA Finl Corp Common                    COM           126117100      689   24600   SH      Other                               24600
Coca-cola Co Com                        COM           191216100      560    9561   SH      Defined         1 2   9561
Conoco Phillips                         COM           20825C104      453    7890   SH      Defined         1 2   7890
Deere & Co.                             COM           244199105      248    3550   SH      Defined         1 2   3550
E I Du Pont De Nemours And Co.          COM           263534109      206    4618   SH      Defined         1 2   4618
Ecolab Inc Com                          COM           278865100      254    5000   SH      Other                                5000
El Paso Pipeline Partners L P           COM UNIT LPI  283702108    16372  510520   SH      Defined         1 2 510520
Enbridge Energy Partners, L.P.          COM           29250R106     8303  148478   SH      Defined         1 2 148478
Energy Transfer Equity L P Common       COM UT LTD PT 29273V100     2869   77300   SH      Defined         1 2  77300
Energy Transfer Partners L.P.           UNIT LTD PRTN 29273R109     5530  114534   SH      Defined         1 2 114534
Enterprise Products Partners LP         COM           293792107    20499  516736   SH      Defined         1 2 516736
Enterprise Products Partners LP         COM           293792107      103    2600   SH      Other                                2600
Ev Energy Partners, LP                  COM UNITS     26926V107     3301   94118   SH      Defined         1 2  94118
Exxon Mobil Corp                        COM           30231G102     3184   51529   SH      Defined         1 2  51529
Fedex Corp Com                          COM           31428X106      342    4000   SH      Other                                4000
Freeport-mcmoran Copper & Gold Cl B     COM           35671D857      352    4128   SH      Defined         1 2   4128
General Electric                        COM           369604103     1336   82233   SH      Defined         1 2  82233
General Electric                        COM           369604103      163   10000   SH      Other                               10000
Google Inc-Cl A                         CL A          38259P508       68     130   SH      Defined         1 2    130
Google Inc-Cl A                         CL A          38259P508      158     300   SH      Other                                 300
Heckmann Corp.                          COM           422680108      203   52000   SH      Defined         1 2  52000
Hugoton Royalty Tr                      UNIT BEN INT  444717102     2842  142183   SH      Defined         1 2 142183
Illinois Tool Wks Inc Com               COM           452308109     1079   22957   SH      Defined         1 2  22957
Ingram Micro Inc.                       CL A          457153104      371   22000   SH      Defined         1 2  22000
Ingram Micro Inc.                       CL A          457153104      422   25000   SH      Other                               25000
Intel Corporation                       COM           458140100      636   33105   SH      Defined         1 2  33105
Intel Corporation                       COM           458140100      192   10000   SH      Other                               10000
International Business Machines Corp.   COM           459200101      652    4857   SH      Defined         1 2   4857
International Business Machines Corp.   COM           459200101      537    4000   SH      Other                                4000
iPath DJ-AIG Commodity Index            DJUB CM ETN36 06738C778     3509   82987   SH      Defined         1 2  82987
iShares Barclay's 1-3 Year Treasury Bnd BARCLYS 1-3 Y 464287457    14806  175493   SH      Defined         1 2 175493
iShares Barclay's Aggregate Bond        BARCLY USAG   464287226     1387   12768   SH      Defined         1 2  12768
iShares Dow Jones US Technology         DJ US TEC SEC 464287721     8998  155535   SH      Defined         1 2 155535
Ishares Inc Msci France Index Fund      MSCI FRANCE   464286707     8520  355132   SH      Defined         1 2 355132
iShares MSCI Canada Index               MSCI CDA INDX 464286509    11080  395298   SH      Defined         1 2 395298
iShares MSCI Emerging Markets Index     MSCI EMERG MK 464287234      483   10797   SH      Defined         1 2  10797
iShares MSCI Germany Index              MSCI GERMAN   464286806     8503  386485   SH      Defined         1 2 386485
Jetblue Airways Corporation             COM           477143101      702  105000   SH      Defined         1 2 105000
Jetblue Airways Corporation             COM           477143101      736  110000   SH      Other                              110000
Johnson & Johnson                       COM           478160104     1849   29848   SH      Defined         1 2  29848
Johnson & Johnson                       COM           478160104      496    8000   SH      Other                                8000
JPMorgan Alerian MLP ETN                ALERN ML ETN  46625H365    26650  789863   SH      Defined         1 2 789863
Jpmorgan Chase & Co                     COM           46625H100      436   11468   SH      Defined         1 2  11468
Jpmorgan Chase & Co                     COM           46625H100      228    6000   SH      Other                                6000
Kayne Anderson Energy Development Co    COM           48660Q102     7097  442188   SH      Defined         1 2 442188
Kayne Anderson MLP Investment Co.       COM           486606106      542   20673   SH      Defined         1 2  20673
Kinder Morgan Energy Partners L P       UT LTD PTNER  494550106     8134  118742   SH      Defined         1 2 118742
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      220   17000   SH      Defined         1 2  17000
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      428   33100   SH      Other                               33100
Magellan Midstream Partners LP          COM UNT RP LP 559080106    15206  295541   SH      Defined         1 2 295541
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     6451  140699   SH      Defined         1 2 140699
Market Vectors Gold Miners ETF          GOLD MNER ETF 57060U100    39428  704947   SH      Defined         1 2 704947
Market Vectors Pre-Refunded Muni ETF    PRERF MUN ETF 57060U738     1108   43556   SH      Defined         1 2  43556
McDonalds Corp Com                      COM           580135101      453    6082   SH      Defined         1 2   6082
McDonalds Corp Com                      COM           580135101       19     250   SH      Other                                 250
Merck & Co. New                         COM           58933Y105      277    7516   SH      Defined         1 2   7516
Merck & Co. New                         COM           58933Y105      258    7007   SH      Other                                7007
Micron Technology Inc Com               COM           595112103      454   63000   SH      Defined         1 2  63000
Micron Technology Inc Com               COM           595112103      901  124900   SH      Other                              124900
Microsoft Corp.                         COM           594918104     1041   42488   SH      Defined         1 2  42488
Microsoft Corp.                         COM           594918104      367   15000   SH      Other                               15000
Montpelier Re Holdings Ltd Shs          SHS           G62185106      242   14000   SH      Defined         1 2  14000
Montpelier Re Holdings Ltd Shs          SHS           G62185106      381   22000   SH      Other                               22000
Nextera Energy Inc Common New           COM A         65339F101      362    6654   SH      Defined         1 2   6654
Nokia Corp.                             SPONSORED ADR 654902204      283   28180   SH      Defined         1 2  28180
Norfolk Southern Corp                   COM           655844108      476    8000   SH      Other                                8000
Nustar Energy L.P.                      UNIT COM      67058H102    11970  193915   SH      Defined         1 2 193915
NV Energy, Inc.                         COM           67073Y106      302   23000   SH      Defined         1 2  23000
NV Energy, Inc.                         COM           67073Y106      408   31000   SH      Other                               31000
Occidental Petroleum Corp               COM           674599105      392    5000   SH      Other                                5000
Oil Services HOLDRS Trust               DEPOSTRY RCPT 678002106      850    7514   SH      Defined         1 2   7514
Oneok Partners LP                       UNIT LTD PTN  68268N103    10449  139468   SH      Defined         1 2 139468
Overseas Shipholding Group Inc Common   COM           690368105      227    6600   SH      Other                                6600
Pepsico Inc.                            COM           713448108      148    2227   SH      Defined         1 2   2227
Pepsico Inc.                            COM           713448108      332    5000   SH      Other                                5000
Permian Basin Royalty Trust             UNIT BEN INT  714236106     1480   75027   SH      Defined         1 2  75027
Pfizer Inc.                             COM           717081103      460   26800   SH      Defined         1 2  26800
Phillip Morris International, Inc.      COM           718172109      305    5437   SH      Defined         1 2   5437
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     6488  236184   SH      Defined         1 2 236184
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105    10048  159714   SH      Defined         1 2 159714
PNM Resources Inc.                      COM           69349H107      513   45000   SH      Defined         1 2  45000
Potash Corp Sask Inc                    COM           73755L107      333    2314   SH      Defined         1 2   2314
Powershares DB Dollar Index Bull Fund   DOL INDX BULL 73936D107     6834  299230   SH      Defined         1 2 299230
PowerShares Water Resources             WATER RESRCE  73935X575     2105  127201   SH      Defined         1 2 127201
Ppg Industries                          COM           693506107      228    3132   SH      Defined         1 2   3132
Procter & Gamble Co.                    COM           742718109     2209   36831   SH      Defined         1 2  36831
Procter & Gamble Co.                    COM           742718109      418    6975   SH      Other                                6975
ProShares Short 20+ Year Treasury       SHRT 20YR TRE 74347X849      646   16050   SH      Defined         1 2  16050
Prudential Financial Inc                COM           744320102      211    3900   SH      Other                                3900
Quest Diagonostics Inc                  COM           74834L100      278    5506   SH      Defined         1 2   5506
Royal Dutch Shell Petroleum ADR         SPONS ADR A   780259206      275    4566   SH      Defined         1 2   4566
RRI Energy Inc                          COM           74971X107      178   50236   SH      Defined         1 2  50236
RRI Energy Inc                          COM           74971X107      178   50000   SH      Other                               50000
San Juan Basin Rty Tr                   UNIT BEN INT  798241105     2778  112405   SH      Defined         1 2 112405
Sara Lee Corp Com                       COM           803111103      257   19140   SH      Defined         1 2  19140
Sba Communications Corp Class A         COM           78388J106      484   12000   SH      Other                               12000
Schlumberger Limited                    COM           806857108      616   10000   SH      Other                               10000
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506     4798   85581   SH      Defined         1 2  85581
Select Sector SPDR: Consumer Staples    SBI CNS STPLS 81369Y308    19066  683848   SH      Defined         1 2 683848
SPDR Gold Trust                         GOLD SHS      78463V107    97954  765805   SH      Defined         1 2 765805
Standard & Poor Dep Rec                 UNIT SR 1 S&P 78462F103     3335   29224   SH      Defined         1 2  29224
Targa Resources Partners LP             COM UNIT      87611X105     5055  181963   SH      Defined         1 2 181963
Tesoro Corp                             COM           881609101      428   32000   SH      Defined         1 2  32000
Tesoro Corp                             COM           881609101      401   30000   SH      Other                               30000
Tiffany and Co.                         COM           886547108      235    5000   SH      Other                                5000
United Health Group Inc                 COM           91324P102      229    6524   SH      Defined         1 2   6524
United Technologies Co                  COM           913017109      252    3537   SH      Defined         1 2   3537
United Technologies Co                  COM           913017109      356    5000   SH      Other                                5000
Unum Group Common                       COM           91529Y106      210    9500   SH      Defined         1 2   9500
Unum Group Common                       COM           91529Y106      598   27000   SH      Other                               27000
USEC, Inc.                              COM           90333E108      260   50000   SH      Defined         1 2  50000
USEC, Inc.                              COM           90333E108      348   67000   SH      Other                               67000
Validus Holdings Ltd Shs                COM SHS       G9319H102      273   10372   SH      Defined         1 2  10372
Validus Holdings Ltd Shs                COM SHS       G9319H102      410   15563   SH      Other                               15563
Vanguard Natural Resources LLC          COM UNIT      92205F106     6716  263804   SH      Defined         1 2 263804
Verizon Communications                  COM           92343V104      535   16426   SH      Defined         1 2  16426
Vodafone Group Plc New Spnsred ADR New  SPONS ADR NEW 92857W209       25     997   SH      Defined         1 2    997
Vodafone Group Plc New Spnsred ADR New  SPONS ADR NEW 92857W209      372   15000   SH      Other                               15000
Vornado Rlty Tr Common                  SH BEN INT    929042109      349    4075   SH      Other                                4075
Walmart Stores Inc.                     COM           931142103      139    2590   SH      Defined         1 2   2590
Walmart Stores Inc.                     COM           931142103      321    6000   SH      Other                                6000
Walt Disney Co.                         COM DISNEY    254687106      313    9465   SH      Defined         1 2   9465
Walt Disney Co.                         COM DISNEY    254687106      424   12800   SH      Other                               12800
Western Gas Partners L.P.               COM UNT LP IN 958254104     5349  197389   SH      Defined         1 2 197389
Williams Partners Common Unit LP        COM UNIT L P  96950F104     6375  150344   SH      Defined         1 2 150344
Yamana Gold Inc.                        COM           98462Y100      456   40000   SH      Defined         1 2  40000
Yamana Gold Inc.                        COM           98462Y100      923   81000   SH      Other                               81000

